Offerings - Offering: 1	Sep. 10, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 5,641,004.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 863.64
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $863.64 was paid in connection with the filing of the Schedule TO-I by Felicitas Private Markets Fund (File No. 005-94451) on February 19, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.